SUPPLEMENT TO THE PROSPECTUS AND
                            STATEMENT OF ADDITIONAL
                                  INFORMATION
                                       OF
                         Keystone Fund of the Americas
                                  (the "Fund")
                                     Dated
                               February 28, 1997



      The prospectus and statement of additional information of the Fund is hereby supplemented to reflect the following:

     The name of the Fund has been changed to the Evergreen Latin America Fund.




July 11, 1997